Plan Description (Details) - Rail	12 Months Ended
	Dec. 31, 2025 USD ($) h loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Transfers from (to) other plans	$ (17,486,000)
Catch -up contribution, minimum age	50 years
Contributions, percentage of eligible compensation	60.00%
Matching percentage	50.00%
Participant compensation matched, percentage	6.00%
Employer contributions receivable	$ 0	$ 61,000
Vesting period	3 years
Forfeited and available to pay administrative expenses	$ 0
General loan, borrowing term	5 years
Minimum borrowing amount	$ 1,000
Maximum borrowing amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Number of outstanding loans allowed | loan	2
Caterpillar Inc.
EBP, Description of Plan [Line Items]
Subsidiary ownership percentage by parent	100.00%
EBP, Qualified Non-Elective Contributions
EBP, Description of Plan [Line Items]
Employer non-elective contribution rate	3.00%
Service period | h	1,000
Employer contributions receivable	$ 69,000	$ 60,000
Maximum vesting age	65 years